UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/14

Item 1. Schedule of Investments.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2014 (unaudited)

Franklin Emerging Market Debt Opportunities Fund	Country/Organization	Warrants		Value
Warrants 2.7%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$9,504,000
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	450,000		7,762,500
Total Warrants (Cost $24,363,218)				17,266,500
		Principal Amount*
Quasi-Sovereign and Corporate Bonds 25.9%
Banks 4.5%
[b]Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	10,000,000		9,467,200
[c]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	5,000,000		5,320,025
[c]International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	6,300,000		6,288,187
[b]National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	7,200,000		8,190,000
				29,265,412
Chemicals 0.7%
[b]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000		4,548,812
Commercial Services & Supplies 1.0%
[c]Red de Carreteras de Occidente Sapib de CV, secured bond, Reg S, 9.00%, 6/10/28	Mexico	86,000,000	MXN	6,155,780
Diversified Financial Services 2.1%
[d,e,f]Sphynx Capital Markets (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		8,539,992
[b,g]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	5,150,000		5,298,062
				13,838,054
Diversified Telecommunication Services 2.5%
[b]Bharti Airtel International Netherlands BV, senior note, 144A, 5.125%, 3/11/23	India	6,000,000		6,345,000
[c]Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	16,100,000,000	COP	7,430,375
[c]Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	7,100,000	BRL	2,617,706
				16,393,081
Food & Staples Retailing 1.7%
[c]Cencosud SA, senior note, Reg S, 4.875%, 1/20/23	Chile	4,409,000		4,443,853
[b]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Brazil	5,900,000		6,327,750
				10,771,603
Food Products 0.4%
[c]Agrokor DD, senior bond, Reg S, 9.875%, 5/01/19	Croatia	2,100,000	EUR	2,890,899
Independent Power & Renewable Electricity Producers 0.4%
[c,h]Cia Energetica de Sao Paulo, senior note, Reg S, Index Linked, 9.75%, 1/15/15	Brazil	4,000,000	BRL	2,664,158
Metals & Mining 2.1%
[c]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	8,600,000		8,150,822
[c]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000		5,594,820
				13,745,642
Municipal Bonds 3.0%
Province Del Neuquen, secured note,
[b]144A, 7.875%, 4/26/21	Argentina	4,345,000		4,328,923
[c]Reg S, 7.875%, 4/26/21	Argentina	5,478,650		5,458,379
Province of Salta Argentina, senior secured note,
[b]144A, 9.50%, 3/16/22	Argentina	3,970,800		3,941,813
[c]Reg S, 9.50%, 3/16/22	Argentina	5,571,474		5,530,802
				19,259,917
Oil, Gas & Consumable Fuels 2.2%
[b]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,000,000		5,260,750
Petro Co. of Trinidad and Tobago Ltd., senior note,
[b]144A, 6.00%, 5/08/22	Trinidad and Tobago	800,000		863,000
[c]Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,733,333		1,873,118
[c]State Oil Co., Government of Azerbaijan, senior note, Reg S, 4.75%, 3/13/23	Azerbaijan	6,200,000		6,189,770
				14,186,638
Paper & Forest Products 0.7%
[b]Masisa SA, senior note, 144A, 9.50%, 5/05/19	Chile	4,300,000		4,523,063

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2014 (unaudited) (continued)

Real Estate Management & Development 1.7%
[c]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	4,800,000		5,088,000
[c]Longfor Properties Co. Ltd., senior note, Reg S, 6.75%, 1/29/23	China	500,000		490,313
[c]Yuexiu Property Co. Ltd., senior note, Reg S, 4.50%, 1/24/23	China	6,200,000		5,617,262
				11,195,575
Road & Rail 0.5%
[b]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000		3,260,688

Specialty Retail 1.1%
[b]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	7,085,408

Textiles, Apparel & Luxury Goods 0.9%
[b]Golden Legacy PTE Ltd., senior note, 144A, 9.00%, 4/24/19	Indonesia	5,300,000		5,601,438

Thrifts & Mortgage Finance 0.0%†
[d]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000	EUR	288,305

Wireless Telecommunication Services 0.4%
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,500,000		2,685,938

Total Quasi-Sovereign and Corporate Bonds (Cost $159,900,708)				168,360,411
Loan Participations and Assignments 14.4%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%, 9/26/19	Russia	6,580,000		6,516,799
[c]Credit Suisse First Boston International (City of Kyiv), secured bond, Reg S, 8.00%,
11/06/15	Ukraine	9,600,000		7,611,888
[i]Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 6.575%, 12/20/23	Angola	11,900,000		11,900,000
Tranche 3B, senior note, FRN, 6.57%, 12/20/23	Angola	11,200,000		11,200,000
[i]Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.075%, 8/07/21	Ethiopia	4,816,383		4,515,359
[c]Federal Grid Co. OJSC (Federal Finance Ltd.), Reg S, 8.446%, 3/13/19	Russia	200,000,000	RUB	4,156,395
[e,i]Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.688%, 1/01/28	Iraq	334,509,981	JPY	2,050,992
[e,i]Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%, 1/01/28	Iraq	585,412,730	JPY	3,589,360
[c]Mozambique EMATUM Finance 2020 BV (Republic of Mozambique), Reg S, 6.305%,
9/11/20	Mozambique	10,600,000		10,621,677
[d,j]NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	65,372
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	49,899
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	276,871
RSHB Capital SA (Russian Agricultural Bank OJSC), senior sub. note,
[c]Reg S, 6.00%, 6/03/21	Russia	1,200,000		1,111,500
[b]144A, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	7,000,000		6,483,750
[c]RZD Capital PLC (Russian Railways), senior note, Reg S, 8.30%, 4/02/19	Russia	300,000,000	RUB	6,211,624
[c]SSB #1 PLC (OJSC State Savings Bank of Ukraine), senior note, Reg S,
8.25%, 3/10/16	Ukraine	15,000,000		12,270,225
8.875%, 3/20/18	Ukraine	6,300,000		5,030,550
Total Loan Participations and Assignments (Cost $104,991,162)				93,662,261
Credit-Linked Notes (Cost $569,028) 0.0%†
[b]ING Bank NV (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	4,400,000	UAH	314,362

Foreign Government and Agency Securities 45.2%
Banque Centrale de Tunisie,
[c]Reg S, 4.50%, 6/22/20	Tunisia	3,961,000	EUR	5,155,922
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,159,718
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	4,974,761
The Development and Investment Projects Fund of the Jordan Armed Forces and
Security Corps., senior note, 6.14%, 12/16/19	Jordan	2,420,000		2,401,850
[d]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	1,504,523
[i]Government of Bosnia & Herzegovina,
FRN, 1.063%, 12/11/17	Bosnia & Herzegovina	2,150,000	DEM	1,255,790
[c]senior bond, B, Reg S, FRN, 1.125%, 12/11/21	Bosnia & Herzegovina	20,093,750	DEM	10,818,952
[b]Government of Costa Rica, 144A, 10.58%,
9/23/15	Costa Rica	3,400,000,000	CRC	6,514,135
6/22/16	Costa Rica	1,660,000,000	CRC	3,224,349
[b]Government of the Dominican Republic, 144A, 12.50%, 2/09/18	Dominican Republic	149,000,000	DOP	3,585,880
[i]Government of Ecuador, FRN, 1.188%, 2/27/15	Ecuador	96,676		91,842

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2014 (unaudited) (continued)

[c]Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	16,400,000			17,925,200
Government of Georgia,
[b]144A, 6.875%, 4/12/21	Georgia	2,900,000			3,286,193
[c]Reg S, 6.875%, 4/12/21	Georgia	200,000			226,634
Government of Ghana,
25.40%, 7/31/17	Ghana	11,000,000		GHS	3,642,774
23.00%, 8/21/17	Ghana	8,790,000		GHS	2,782,451
[c,d]Government of Grenada, Reg S, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50% to
9/15/18, 9.00% thereafter, 9/15/25	Grenada	9,800,000			3,313,625
Government of Honduras,
[b]144A, 7.50%, 3/15/24	Honduras	3,200,000			3,456,272
[c]Reg S, 7.50%, 3/15/24	Honduras	400,000			432,034
[b]senior note, 144A, 8.75%, 12/16/20	Honduras	1,200,000			1,372,368
[c]Government of Hungary, senior note, Reg S, 3.875%, 2/24/20	Hungary	3,500,000		EUR	4,720,461
[c]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	17,000,000			15,153,375
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	4,242,000		EUR	5,438,795
[c]Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			9,477,825
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	4,900,000		EUR	6,439,614
Government of Nigeria, 16.39%, 1/27/22	Nigeria	683,700,000		NGN	4,858,418
[b]Government of Paraguay, 144A, 4.625%, 1/25/23	Paraguay	5,950,000			6,128,232
[b]Government of Peru, senior bond, 144A,
6.95%, 8/12/31	Peru	28,800,000		PEN	10,542,593
6.85%, 2/12/42	Peru	4,200,000		PEN	1,489,958
[c]Government of Rwanda, Reg S, 6.625%, 5/02/23	Rwanda	10,073,000			10,468,667
[c]Government of Seychelles, Reg S, 5.00% to 1/01/15, 7.00% to 1/01/18, 8.00%
thereafter, 1/01/26	Republic of Seychelles	10,500,000			10,324,125
Government of South Africa,
8.00%, 12/21/18	South Africa	141,200,000		ZAR	13,230,175
[k]Index Linked, 2.25%, 1/31/38	South Africa	31,982,611		ZAR	3,157,342
Government of Turkey,
[i]FRN, 8.84%, 1/04/17	Turkey	1,940,000		TRY	861,902
[k]Index Linked, 4.00%, 4/29/15	Turkey	9,108,892		TRY	4,160,822
Government of Uganda,
10.25%, 1/01/15	Uganda	12,430,000,000		UGX	4,592,438
10.00%, 5/21/15	Uganda	1,450,000,000		UGX	530,373
10.25%, 4/21/16	Uganda	3,000,000,000		UGX	1,072,165
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	750,704
[k]Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	435,919,505		UYU	17,928,031
Government of Venezuela,
[c]Reg S, 6.00%, 12/09/20	Venezuela	11,000,000			6,454,690
senior bond, 7.65%, 4/21/25	Venezuela	9,000,000			5,406,975
International Finance Corp., senior note, 7.75%, 12/03/16	Supranational [l]	705,000,000		INR	11,911,119
[c]Jamaica Government International Bond, senior bond, Reg S, 7.625%, 7/09/25	Jamaica	1,700,000			1,831,937
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	430,600,000		KES	4,817,449
[k]Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	2,241,331	[m]	MXN	18,292,767
[h]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/20	Brazil	7,890	[n]	BRL	7,977,048
8/15/24	Brazil	8,000	[n]	BRL	8,114,491
8/15/30	Brazil	8,700	[n]	BRL	8,784,042
Serbia Treasury Note, 10.00%,
2/21/16	Serbia	500,000,000		RSD	5,363,771
5/22/16	Serbia	50,000,000		RSD	535,394
[c,i]Tanzania Government International Bond, Reg S, FRN, 6.329%, 3/09/20	United Republic of Tanzania	2,800,000			3,039,792
Total Foreign Government and Agency Securities (Cost $311,759,176)					293,980,763
		Shares/Units
Common Stocks (Cost $—) 0.0%
[e,o]Astana Finance JSC, ADR	Kazakhstan	26,243			—

Private Limited Partnership Fund (Cost $4,205,212) 0.1%
Diversified Financial Services 0.1%
[a,j,o,p]Global Distressed Alpha Fund III LP	Bermuda	4,030,073			506,097

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2014 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $605,788,504)				574,090,394
Short Term Investments 10.2%
		Principal Amount*
Foreign Government and Agency Securities 2.9%
[q]Kenya Treasury Bills, 11/03/14 - 5/04/15	Kenya	282,750,000	KES	3,078,937
[q]Nigeria Treasury Bills, 1/22/15 - 9/03/15	Nigeria	1,669,000,000	NGN	9,606,347
[q]Zambia Treasury Bills, 7/13/15 - 10/19/15	Zambia	45,425,000	ZMW	6,373,730
Total Foreign Government and Agency Securities (Cost $19,251,906)				19,059,014
U.S. Government and Agency Securities (Cost $749,992) 0.1%
[q]U.S. Treasury Bills, 11/06/14 - 1/02/15	United States	750,000		749,999

Total Investments before Money Market Funds (Cost $625,790,402)				593,899,407
		Shares
Money Market Funds (Cost $46,735,594) 7.2%
[o,r]Institutional Fiduciary Trust Money Market Portfolio	United States	46,735,594		46,735,594
Total Investments (Cost $672,525,996) 98.5%				640,635,001
Other Assets, less Liabilities 1.5%				9,711,362
Net Assets 100.0%				$650,346,363

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 8 regarding investment in Alternative Strategies (FT) Ltd.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2014, the aggregate value of these securities was $130,642,736, representing 20.09% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2014, the aggregate value of these securities was $228,161,368, representing 35.08% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2014, the aggregate value of these securities was $14,180,344, representing 2.18% of net assets.
f Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
g Security purchased on a when-issued basis.
h Redemption price at maturity is adjusted for inflation.
i The coupon rate shown represents the rate at period end.
j See Note 6 regarding restricted securities.
k Principal amount of security is adjusted for inflation.
l A supranational organization is an entity formed by two or more central governments through international treaties.
m Principal amount is stated in Unidad de Inversion Units.
n Principal amount is stated in 1,000 Brazilian Real Units.
o Non-income producing.
p The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
q The security is traded on a discount basis with no stated coupon rate.
r Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2014 (unaudited) (continued)

At October 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	MSCO	Buy	1,500,000	$1,911,539	12/15/14	$-	$(30,731)
Euro	MSCO	Sell	14,000,000	18,161,766	12/15/14	607,560	-
Euro	CITI	Buy	2,000,000	2,551,552	12/15/14	-	(43,808)
Euro	CITI	Sell	14,000,000	18,141,368	12/15/14	587,162	-
Euro	RBCCM	Sell	13,000,000	16,867,526	12/15/14	567,192	-
Japanese Yen	MSCO	Sell	600,000,000	5,593,874	12/15/14	244,963	-
Japanese Yen	CITI	Sell	600,000,000	5,592,732	12/15/14	243,820	-
Japanese Yen	RBCCM	Sell	500,000,000	4,660,297	12/15/14	202,871	-
Unrealized appreciation (depreciation)						2,453,568	(74,539)
Net unrealized appreciation (depreciation)						$2,379,029

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

CITI	-	Citibank N.A.
MSCO	-	Morgan Stanley
RBCCM	-	Royal Bank of Canada

Currency

BRL	-	Brazilian Real
CHF	-	Swiss Franc
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DEM	-	Deutsche Mark
DOP	-	Dominican Peso
EUR	-	Euro
GHS	-	Ghanaian Cedi
INR	-	Indian Rupee
JPY	-	Japanese Yen
KES	-	Kenyan Shilling
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
PEN	-	Peruvian Nuevo Sol
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UAH	-	Ukraine Hryvnia
UGX	-	Ugandan Shilling
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
ZMW	-	Zambian Kwacha

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PTN	-	Pass-through Note

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 98.7%
Airport Services 11.4%
Aeroports de Paris (ADP)	France	5,480	$648,176
Auckland International Airport Ltd.	New Zealand	96,672	291,627
BBA Aviation PLC	United Kingdom	46,630	263,864
Flughafen Wien AG	Austria	1,930	177,186
Flughafen Zuerich AG	Switzerland	450	286,527
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	3,570	243,296
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	1,824	245,656
Japan Airport Terminal Co. Ltd.	Japan	16,000	631,785
Sydney Airport	Australia	93,131	361,443
			3,149,560
Construction & Engineering 0.6%
Obrascon Huarte Lain SA	Spain	5,314	154,971
Electric Utilities 16.7%
Edison International	United States	7,850	491,253
Enel SpA	Italy	147,248	751,222
Enersis SA, ADR	Chile	6,272	99,035
Exelon Corp.	United States	5,820	212,954
Iberdrola SA	Spain	77,423	547,457
ITC Holdings Corp.	United States	14,710	582,663
NextEra Energy Inc.	United States	8,590	860,890
Portland General Electric Co.	United States	12,490	454,761
SSE PLC	United Kingdom	23,280	595,539
			4,595,774
Gas Utilities 3.1%
Atmos Energy Corp.	United States	6,860	363,580
ENN Energy Holdings Ltd.	China	14,300	92,379
New Jersey Resources Corp.	United States	6,750	394,740
			850,699
Highways & Railtracks 18.5%
Abertis Infraestructuras SA	Spain	34,403	716,077
Ansaldo STS SpA	Italy	7,121	81,764
Atlantia SpA	Italy	57,680	1,359,275
Groupe Eurotunnel SA	France	81,080	1,024,468
Macquarie Atlas Roads Group	Australia	44,166	117,771
[a,b]OHL Mexico SAB de CV	Mexico	59,900	168,064
Qube Logistics Holdings Ltd.	Australia	79,609	171,647
Transurban Group	Australia	202,271	1,447,210
			5,086,276
Independent Power Producers & Energy Traders 0.5%
NRG Energy Inc.	United States	4,320	129,514
Marine Ports & Services 5.9%
China Merchants Holdings International Co. Ltd.	China	218,000	688,690
COSCO Pacific Ltd.	China	336,000	442,784
Hutchison Port Holdings Trust	Singapore	268,000	180,900
Kamigumi Co. Ltd.	Japan	26,000	250,900
Mitsubishi Logistics Corp.	Japan	5,000	76,222
			1,639,496
Multi-Utilities 14.3%
Centrica PLC	United Kingdom	40,360	195,324
Dominion Resources Inc.	United States	11,360	809,968
E.ON SE	Germany	7,840	134,931
GDF Suez	France	31,060	753,562
National Grid PLC	United Kingdom	57,820	856,581
Public Service Enterprise Group Inc.	United States	7,740	319,739
RWE AG	Germany	7,760	274,889
Sempra Energy	United States	3,710	408,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

Suez Environnement Co.	France	10,800	181,813
			3,934,907
Oil & Gas Storage & Transportation 23.8%
Altagas Ltd.	Canada	14,450	596,313
[a]Cheniere Energy Inc.	United States	8,970	672,750
Enbridge Inc.	Canada	14,910	705,671
Energy Transfer Equity LP	United States	9,781	570,819
Enlink Midstream LLC	United States	3,350	126,965
Enterprise Products Partners LP	United States	5,361	197,821
Kinder Morgan Inc.	United States	7,770	300,699
Magellan Midstream Partners LP	United States	3,821	312,825
MarkWest Energy Partners LP	United States	1,777	124,479
Pembina Pipeline Corp.	Canada	11,100	460,628
SemGroup Corp., A	United States	3,990	306,233
Targa Resources Corp.	United States	2,570	330,579
Teekay Corp.	Canada	2,450	143,227
Ultrapar Participacoes SA, ADR	Brazil	9,208	199,814
Veresen Inc.	Canada	29,000	455,280
Western Gas Equity Partners LP	United States	6,543	403,834
The Williams Cos. Inc.	United States	11,620	645,026
			6,552,963
Renewable Electricity 2.1%
Boralex Inc., A	Canada	17,400	203,062
China Longyuan Power Group Corp.	China	4,000	4,270
Pattern Energy Group Inc.	United States	13,300	382,774
			590,106
Water Utilities 1.8%
American Water Works Co. Inc.	United States	4,590	244,968
[a]Sound Global Ltd.	China	210,000	243,434
			488,402
Total Common Stocks and Other Equity Interests (Cost $25,723,172)			27,172,668
Preferred Stocks (Cost $84,367) 0.2%
Electric Utilities 0.2%
Companhia Energetica de Minas Gerais, ADR, pfd.	Brazil	11,457	66,221
Total Investments (Cost $25,807,539) 98.9%			27,238,889

Other Assets, less Liabilities 1.1%			295,314
Net Assets 100.0%			$27,534,203

a Non-income producing.
b A portion or all of the security purchased on a delayed delivery basis.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.9%
Diversified Real Estate Activities 12.4%
CapitaLand Ltd.	Singapore	426,824	$1,053,189
Hang Lung Properties Ltd.	Hong Kong	228,621	713,400
Mitsubishi Estate Co. Ltd.	Japan	195,854	4,993,555
Mitsui Fudosan Co. Ltd.	Japan	233,595	7,520,276
Sun Hung Kai Properties Ltd.	Hong Kong	165,727	2,476,727
Sun Hung Kai Properties Ltd., wts., 4/22/16	Hong Kong	13,577	29,586
Tokyo Tatemono Co. Ltd.	Japan	239,781	2,094,904
The Wharf Holdings Ltd.	Hong Kong	282,694	2,094,151
			20,975,788
Diversified REITs 13.3%
[a]Activia Properties Inc., 144A	Japan	95	769,097
American Assets Trust Inc.	United States	30,643	1,174,853
British Land Co. PLC	United Kingdom	181,271	2,112,697
Canadian REIT	Canada	24,350	1,069,472
[b]Hulic REIT Inc.	Japan	261	396,924
[a]Hulic REIT Inc., 144A	Japan	519	789,285
Kenedix Office Investment Corp.	Japan	260	1,391,501
Land Securities Group PLC	United Kingdom	155,305	2,750,504
Liberty Property Trust	United States	12,566	436,920
Mirvac Group	Australia	740,573	1,169,876
Spirit Realty Capital Inc.	United States	68,900	819,910
Stockland	Australia	549,593	2,050,758
Suntec REIT	Singapore	634,794	882,001
TF Administradora Industrial S de RL de CV	Mexico	187,200	433,086
[a]TF Administradora Industrial S de RL de CV, 144A	Mexico	171,300	396,302
Vornado Realty Trust	United States	33,325	3,648,421
Wereldhave N.V.	Netherlands	11,700	959,153
WP Carey Inc.	United States	17,218	1,166,003
			22,416,763
Health Care REITs 6.0%
HCP Inc.	United States	70,554	3,102,259
Health Care REIT Inc.	United States	49,358	3,509,847
Sabra Health Care REIT Inc.	United States	27,060	773,104
Senior Housing Properties Trust	United States	36,971	835,175
Ventas Inc.	United States	27,809	1,905,195
			10,125,580
Hotel & Resort REITs 4.0%
Hoshino Resorts REIT Inc.	Japan	41	412,792
Host Hotels & Resorts Inc.	United States	148,920	3,471,325
Pebblebrook Hotel Trust	United States	47,460	2,021,796
Sunstone Hotel Investors Inc.	United States	51,705	791,604
			6,697,517
Hotels, Resorts & Cruise Lines 0.5%
Melia Hotels International SA	Spain	34,131	340,982
Starwood Hotels & Resorts Worldwide Inc.	United States	6,815	522,438
			863,420
Industrial REITs 6.1%
Ascendas REIT	Singapore	323,803	562,062
[a]Ascendas REIT, 144A	Singapore	60,000	104,149
First Industrial Realty Trust Inc.	United States	25,300	494,109
[a]GLP J-REIT, 144A	Japan	407	462,225
Goodman Group	Australia	428,225	2,087,801
Mapletree Logistics Trust	Singapore	704,737	644,560
Nippon Prologis REIT Inc.	Japan	323	750,151
[a]Nippon Prologis REIT Inc., 144A	Japan	233	541,131
Prologis Inc.	United States	85,920	3,578,568

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

STAG Industrial Inc.	United States	42,533	1,037,805
			10,262,561
Office REITs 11.4%
Alexandria Real Estate Equities Inc.	United States	21,284	1,766,572
Boston Properties Inc.	United States	27,732	3,515,031
Brandywine Realty Trust	United States	79,197	1,222,010
Coresite Realty Corp.	United States	8,131	301,010
Derwent London PLC	United Kingdom	36,368	1,728,627
Digital Realty Trust Inc.	United States	21,127	1,457,552
Douglas Emmett Inc.	United States	35,740	1,005,366
Great Portland Estates PLC	United Kingdom	150,073	1,648,247
Highwoods Properties Inc.	United States	27,266	1,168,893
Japan Real Estate Investment Corp.	Japan	229	1,248,935
Kilroy Realty Corp.	United States	27,730	1,878,430
SL Green Realty Corp.	United States	20,359	2,355,536
			19,296,209
Real Estate Development 2.2%
China Overseas Land & Investment Ltd.	China	126,158	366,015
[c]Howard Hughes Corp.	United States	5,168	761,660
Keppel Land Ltd.	Singapore	362,646	942,818
KWG Property Holdings Ltd.	China	750,000	520,289
Sino Land Co. Ltd.	Hong Kong	650,645	1,080,591
			3,671,373
Real Estate Operating Companies 7.1%
Castellum AB	Sweden	45,790	702,095
Deutsche Euroshop AG	Germany	17,477	781,328
[a]Deutsche Euroshop AG, 144A	Germany	2,970	132,777
[c]Gagfah SA	Germany	58,860	1,099,337
[a,c]Gagfah SA, 144A	Germany	8,350	155,954
Global Logistic Properties Ltd.	Singapore	675,310	1,445,553
[c]Hemfosa Fastigheter AB	Sweden	18,110	299,266
[a,c]Hemfosa Fastigheter AB, 144A	Sweden	18,095	299,018
[a,c]Hispania Activos Inmobiliarios SAU, 144A	Spain	16,250	199,620
Hong Kong Land Holdings Ltd.	Hong Kong	403,459	2,812,109
Hufvudstaden AB, A	Sweden	77,486	1,003,892
Hysan Development Co. Ltd.	Hong Kong	243,624	1,113,622
LEG Immobilien AG	Germany	3,280	226,337
[a]LEG Immobilien AG, 144A	Germany	15,754	1,087,108
Unite Group PLC	United Kingdom	81,733	558,347
[a]Unite Group PLC, 144A	United Kingdom	4,443	30,352
			11,946,715
Residential REITs 9.2%
Apartment Investment & Management Co., A	United States	46,597	1,667,707
AvalonBay Communities Inc.	United States	14,148	2,204,824
Boardwalk REIT	Canada	11,809	748,281
Camden Property Trust	United States	8,036	616,120
Education Realty Trust Inc.	United States	32,100	361,446
Equity Lifestyle Properties Inc.	United States	27,302	1,340,528
Equity Residential	United States	49,823	3,465,688
Essex Property Trust Inc.	United States	12,400	2,501,824
Invincible Investment Corp.	Japan	1,007	344,129
Post Properties Inc.	United States	12,196	682,244
UDR Inc.	United States	55,597	1,680,697
			15,613,488
Retail REITs 23.2%
CapitaMall Trust	Singapore	23,894	36,640
[a]CapitaMall Trust, 144A	Singapore	139,900	214,527
DDR Corp.	United States	69,990	1,269,619
Eurocommercial Properties NV, IDR	Netherlands	17,124	781,324
Federal Realty Investment Trust	United States	12,040	1,586,872
Federation Centres	Australia	364,519	872,562
General Growth Properties Inc.	United States	110,816	2,871,243
Hammerson PLC	United Kingdom	200,643	1,967,722

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)
Kimco Realty Corp.	United States	37,751	941,887
Klepierre	France	40,918	1,769,529
The Link REIT	Hong Kong	424,966	2,498,736
The Macerich Co.	United States	15,193	1,071,106
Realty Income Corp.	United States	17,324	797,424
Regency Centers Corp.	United States	24,281	1,473,857
RioCan REIT	Canada	45,133	1,063,437
[c]Scentre Group	Australia	635,067	1,978,473
Simon Property Group Inc.	United States	51,310	9,195,265
Taubman Centers Inc.	United States	12,771	971,235
Unibail-Rodamco SE	France	19,916	5,104,034
Weingarten Realty Investors	United States	35,760	1,296,300
Westfield Corp.	Australia	219,129	1,527,328
			39,289,120
Specialized REITs 3.5%
CubeSmart	United States	55,047	1,158,739
Extra Space Storage Inc.	United States	30,471	1,772,194
Public Storage	United States	16,588	3,057,832
			5,988,765
Total Common Stocks and Other Equity Interests (Cost $120,052,016)			167,147,299
		Principal Amount*

Short Term Investments (Cost $2,000,000) 1.2%
Time Deposits 1.2%
Royal Bank of Canada, 0.03%, 11/03/14	Canada	2,000,000	2,000,000
Total Investments (Cost $122,052,016) 100.1%			169,147,299

Other Assets, less Liabilities (0.1)%			(102,234)
Net Assets 100.0%			$169,045,065

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2014, the aggregate value of these securities was $5,181,545, representing 3.07% of net assets.
b Security purchased on a delayed delivery basis.
c Non-income producing.

ABBREVIATIONS
Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 97.1%
Aerospace & Defense 2.9%
MTU Aero Engines AG	Germany	92,000	$8,057,548
Banks 3.8%
Bank of Nova Scotia	Canada	80,000	4,900,248
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
United Overseas Bank Ltd.	Singapore	330,000	5,907,994
			10,808,242
Biotechnology 5.0%
[a]Alkermes PLC	United States	150,000	7,582,500
CSL Ltd.	Australia	92,000	6,492,551
			14,075,051
Capital Markets 5.8%
Aberdeen Asset Management PLC	United Kingdom	1,300,000	9,026,354
Azimut Holding SpA	Italy	320,000	7,476,876
			16,503,230
Chemicals 10.1%
Sika AG	Switzerland	1,850	6,596,497
Symrise AG	Germany	117,000	6,581,345
Syngenta AG	Switzerland	27,435	8,493,313
Umicore SA	Belgium	175,000	6,852,884
			28,524,039
Diversified Consumer Services 2.1%
[a]TAL Education Group, ADR	China	190,000	6,034,400
Diversified Financial Services 2.1%
Deutsche Boerse AG	Germany	88,000	6,012,889
Electronic Equipment, Instruments & Components 2.1%
YASKAWA Electric Corp.	Japan	462,000	5,993,599
Energy Equipment & Services 3.0%
Fugro NV, IDR	Netherlands	145,000	2,002,968
WorleyParsons Ltd.	Australia	545,000	6,503,745
			8,506,713
Health Care Equipment & Supplies 7.9%
Cochlear Ltd.	Australia	92,000	5,947,659
Elekta AB, B	Sweden	842,000	8,622,095
GN Store Nord AS	Denmark	340,000	7,912,569
			22,482,323
Hotels, Restaurants & Leisure 2.3%
Whitbread PLC	United Kingdom	92,000	6,423,206
Household Products 2.4%
Reckitt Benckiser Group PLC	United Kingdom	82,000	6,887,354
Internet & Catalog Retail 2.6%
Start Today Co. Ltd.	Japan	339,000	7,341,212
Internet Software & Services 2.4%
MercadoLibre Inc.	Argentina	50,000	6,807,500
Machinery 5.6%
GEA Group AG	Germany	164,000	7,543,538
Weir Group PLC	United Kingdom	225,000	8,218,029
			15,761,567
Media 2.1%
ITV PLC	United Kingdom	1,850,000	6,008,237

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)
Multiline Retail 2.4%
Dollarama Inc.	Canada	78,000	6,854,420
Pharmaceuticals 3.1%
Roche Holding AG	Switzerland	30,000	8,847,653
Professional Services 6.3%
Experian PLC	United Kingdom	534,000	8,017,792
SGS SA	Switzerland	4,400	9,660,378
			17,678,170
Road & Rail 3.2%
DSV AS, B	Denmark	298,000	8,912,300
Semiconductors & Semiconductor Equipment 4.4%
ARM Holdings PLC	United Kingdom	490,000	6,859,357
ASML Holding NV	Netherlands	57,000	5,676,662
			12,536,019
Software 8.0%
[a]Check Point Software Technologies Ltd.	Israel	89,000	6,608,250
Dassault Systemes SA	France	117,000	7,416,570
The Sage Group PLC	United Kingdom	1,400,000	8,459,687
			22,484,507
Textiles, Apparel & Luxury Goods 5.0%
Burberry Group PLC	United Kingdom	308,000	7,544,060
Luxottica Group SpA	Italy	128,000	6,519,002
			14,063,062
Trading Companies & Distributors 2.5%
Noble Group Ltd.	Hong Kong	7,700,000	7,162,372
Total Common Stocks (Cost $260,660,244)			274,765,613
Short Term Investments (Cost $6,788,213) 2.3%
Money Market Funds 2.3%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	6,788,213	6,788,213
Total Investments (Cost $267,448,457) 99.4%			281,553,826
Other Assets, less Liabilities 0.6%			1,561,421
Net Assets 100.0%			$283,115,247

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Global Trust
Statement of Investments, October 31, 2014 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 96.6%
Air Freight & Logistics 4.1%
Panalpina Welttransport Holding AG	Switzerland	58,619	$7,586,741
TNT Express NV	Netherlands	6,125,800	35,560,013
[a]TNT Express NV, 144A	Netherlands	4,479,600	26,003,890
			69,150,644
Beverages 3.0%
C&C Group PLC	Ireland	11,386,730	50,727,185
Building Products 2.7%
Uponor OYJ	Finland	3,500,448	46,510,800
Capital Markets 3.7%
ARA Asset Management Ltd.	Singapore	26,802,812	35,675,884
[b]RHJ International	Belgium	5,105,962	27,854,206
			63,530,090
Chemicals 3.8%
Alent PLC	United Kingdom	11,957,574	64,660,498
Commercial Services & Supplies 3.0%
[b]ISS A/S	Denmark	492,825	13,743,066
Serco Group PLC	United Kingdom	7,868,000	37,473,344
			51,216,410
Construction & Engineering 2.4%
Keller Group PLC	United Kingdom	1,475,668	19,689,468
Morgan Sindall PLC	United Kingdom	1,839,400	20,275,644
			39,965,112
Distributors 1.7%
[c]Headlam Group PLC	United Kingdom	4,606,688	28,890,438
Diversified Financial Services 4.9%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	1,593,700	26,516,682
[a]Kennedy Wilson Europe Real Estate PLC, 144A	United Kingdom	3,405,700	56,665,535
			83,182,217
Electrical Equipment 3.1%
Prysmian SpA	Italy	3,053,729	52,824,317
Food & Staples Retailing 4.0%
Sligro Food Group NV	Netherlands	1,827,855	67,487,771
Hotels, Restaurants & Leisure 1.0%
[b]Dalata Hotel Group Ltd.	Ireland	4,872,200	17,711,177
Household Products 0.4%
McBride PLC	United Kingdom	5,068,920	6,487,609
Insurance 15.9%
[b]Arch Capital Group Ltd.	United States	1,073,017	60,432,317
Euler Hermes Group	France	523,841	51,322,565
Fairfax Financial Holdings Ltd.	Canada	166,000	75,859,407
RenaissanceRe Holdings Ltd.	United States	800,200	82,684,666
			270,298,955
IT Services 3.2%
[b]Optimal Payments PLC	United Kingdom	7,834,225	55,241,775
Leisure Products 3.7%
[b]Beneteau	France	2,454,200	36,300,806

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
Sankyo Co. Ltd.	Japan	719,900	26,220,069
			62,520,875
Machinery 8.3%
Valmet Corp.	Finland	3,932,780	41,557,704
Vesuvius PLC	United Kingdom	9,620,200	65,595,918
Zardoya Otis SA	Spain	2,866,596	33,381,551
			140,535,173
Marine 1.8%
Irish Continental Group PLC	Ireland	8,593,000	30,051,997
Media 2.2%
ASATSU-DK Inc.	Japan	1,490,700	37,652,075
Metals & Mining 1.4%
Straits Trading Co. Ltd.	Singapore	10,926,200	24,494,011
Personal Products 2.4%
[c]Aderans Co. Ltd.	Japan	3,418,500	40,728,762
Professional Services 4.9%
Michael Page International PLC	United Kingdom	10,416,270	64,741,464
Sthree PLC	United Kingdom	3,923,260	19,457,545
			84,199,009
Real Estate Investment Trusts (REITs) 8.1%
[b,c]Green REIT PLC	Ireland	42,701,981	67,443,932
[c]Irish Residential Properties REIT PLC	Ireland	11,125,000	14,991,076
[a,c]Irish Residential Properties REIT PLC, 144A	Ireland	20,000,000	26,950,248
[c]Lar Espana Real Estate Socimi SA	Spain	2,504,000	28,876,627
			138,261,883
Specialty Retail 1.7%
[b,c]Carpetright PLC	United Kingdom	5,764,925	28,637,462
Trading Companies & Distributors 5.1%
Grafton Group PLC	Ireland	8,609,832	87,605,437
Transportation Infrastructure 0.1%
Flughafen Wien AG	Austria	20,976	1,925,730
Total Common Stocks (Cost $1,569,950,518)			1,644,497,412
Preferred Stocks (Cost $399,024) 0.0%†
Household Products 0.0%†
[b,d]McBride PLC, pfd., B	United Kingdom	167,274,360	267,614
Total Investments before Short Term Investments (Cost $1,570,349,542)			1,644,765,026
		Principal Amount*
Short Term Investments 1.1%
Time Deposits 1.1%
Royal Bank of Canada, 0.03%, 11/03/14	Canada	10,000,000	10,000,000
Scotia Capital Markets, 0.03%, 11/03/14	United States	10,000,000	10,000,000
Total Time Deposits (Cost $20,000,000)			20,000,000
Total Investments (Cost $1,590,349,542) 97.7%			1,664,765,026
Other Assets, less Liabilities 2.3%			38,599,523
Net Assets 100.0%			$1,703,364,549

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Global Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2014, the aggregate value of these securities was $109,619,673, representing 6.44% of net assets.
b Non-income producing.
c See Note 7 regarding holdings of 5% voting securities.
d See Note 5 regarding restricted securities.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited)

Franklin Large Cap Equity Fund	Shares	Value
Common Stocks 91.8%
Aerospace & Defense 4.2%
Precision Castparts Corp.	17,000	$3,751,900
United Technologies Corp.	40,000	4,280,000
		8,031,900
Auto Components 1.8%
BorgWarner Inc.	60,000	3,421,200
Banks 4.7%
Bank of America Corp.	200,000	3,432,000
BB&T Corp.	62,000	2,348,560
JPMorgan Chase & Co.	55,000	3,326,400
		9,106,960
Beverages 2.0%
Diageo PLC, ADR (United Kingdom)	14,000	1,651,580
PepsiCo Inc.	23,800	2,288,846
		3,940,426
Biotechnology 6.1%
[a]Celgene Corp.	37,000	3,962,330
[a]Gilead Sciences Inc.	43,000	4,816,000
[a]Regeneron Pharmaceuticals Inc.	7,500	2,952,900
		11,731,230
Capital Markets 5.5%
BlackRock Inc.	12,000	4,093,320
Morgan Stanley	110,000	3,844,500
T. Rowe Price Group Inc.	32,500	2,667,925
		10,605,745
Chemicals 4.0%
Cytec Industries Inc.	44,400	2,070,372
The Dow Chemical Co.	60,000	2,964,000
Praxair Inc.	21,100	2,658,389
		7,692,761
Communications Equipment 2.0%
QUALCOMM Inc.	50,000	3,925,500
Consumer Finance 2.3%
American Express Co.	50,000	4,497,500
Electrical Equipment 2.6%
AMETEK Inc.	50,000	2,607,500
Rockwell Automation Inc.	22,000	2,471,700
		5,079,200
Energy Equipment & Services 1.9%
Schlumberger Ltd.	38,000	3,749,080
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	16,300	2,173,931
Food Products 1.4%
Mondelez International Inc., A	75,500	2,662,130
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	99,000	4,315,410
Health Care Providers & Services 1.8%
[a]Express Scripts Holding Co.	44,800	3,441,536
Health Care Technology 1.6%
[a]Cerner Corp.	50,000	3,167,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	50,000	3,778,000
Industrial Conglomerates 1.7%
Danaher Corp.	41,000	3,296,400
Insurance 1.7%
ACE Ltd.	30,000	3,279,000
Internet & Catalog Retail 1.9%
[a]Amazon.com Inc.	12,000	3,665,520
Internet Software & Services 3.9%
[a]Facebook Inc., A	40,000	2,999,600
[a]Google Inc., A	2,000	1,135,740
[a]Google Inc., C	6,000	3,354,480
		7,489,820
IT Services 1.7%
MasterCard Inc., A	40,000	3,350,000
Leisure Products 0.9%
Polaris Industries Inc.	12,000	1,810,320
Machinery 1.7%
Cummins Inc.	22,900	3,347,522
Media 4.0%
Comcast Corp., A	67,000	3,708,450
[a]Discovery Communications Inc., A	28,000	989,800
[a]Discovery Communications Inc., C	13,000	454,870
The Walt Disney Co.	27,400	2,503,812
		7,656,932
Oil, Gas & Consumable Fuels 6.7%
Anadarko Petroleum Corp.	40,000	3,671,200
Cabot Oil & Gas Corp., A	85,000	2,643,500
Chevron Corp.	35,000	4,198,250
Marathon Oil Corp.	69,900	2,474,460
		12,987,410
Personal Products 0.8%
Estee Lauder Cos. Inc., A	20,000	1,503,600
Pharmaceuticals 2.5%
Novo Nordisk AS, ADR (Denmark)	40,000	1,807,200
Roche Holding AG, ADR (Switzerland)	80,000	2,944,800
		4,752,000
Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	25,000	2,437,500
Road & Rail 1.0%
Union Pacific Corp.	17,000	1,979,650
Semiconductors & Semiconductor Equipment 2.6%
Lam Research Corp.	30,000	2,335,800
Microchip Technology Inc.	60,000	2,586,600
		4,922,400
Software 3.8%
[a]Fortinet Inc.	67,000	1,745,350
[a]Red Hat Inc.	30,000	1,767,600
[a]Salesforce.com Inc.	60,000	3,839,400
		7,352,350
Specialty Retail 2.4%
Lowe's Cos. Inc.	60,000	3,432,000

Franklin Global Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
The TJX Cos. Inc.	20,000	1,266,400
		4,698,400
Technology Hardware, Storage & Peripherals 3.8%
Apple Inc.	52,500	5,670,000
[a]Stratasys Ltd.	14,000	1,685,040
		7,355,040
Textiles, Apparel & Luxury Goods 2.2%
NIKE Inc., B	44,700	4,155,759
Total Common Stocks (Cost $135,744,316)		177,359,132

Short Term Investments (Cost $20,693,791) 10.7%
Money Market Funds 10.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	20,693,791	20,693,791
Total Investments (Cost $156,438,107) 102.5%		198,052,923
Other Assets, less Liabilities (2.5)%		(4,777,092)
Net Assets 100.0%		$193,275,831

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At October 31, 2014, a market event occurred resulting in a portion of the securities held by Franklin Global Listed Infrastructure Fund, Franklin Global Real Estate Fund, Franklin International Growth Fund and Franklin International Small Cap Growth Fund being valued using fair value procedures.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Franklin Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Franklin Emerging Market Debt Opportunities Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

At October 31, 2014, Franklin Emerging Market Debt Opportunities Fund received $225,837 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

Franklin Emerging Market Debt Opportunities Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Em erging	Franklin Global			Franklin	Franklin
	Market Debt	Listed	Franklin Global	Franklin	International	Large Cap
	Opportunities	Infrastructure	Real Estate	International	Small Cap	Equity
	Fund	Fund	Fund	Grow th Fund	Grow th Fund	Fund

Cost of investments	$666,692,887	$25,813,833	$129,412,585	$267,588,390	$1,603,158,013	$156,438,107

Unrealized appreciation	$32,020,990	$1,765,210	$41,382,349	$32,108,641	$190,635,526	$42,425,835
Unrealized depreciation	(58,078,876)	(340,154)	(1,647,635)	(18,143,205)	(129,028,513)	(811,019)
Net unrealized appreciation (depreciation)	$(26,057,886)	$1,425,056	$39,734,714	$13,965,436	$61,607,013	$41,614,816

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At October 31, 2014, Franklin Emerging Market Debt Opportunities Fund and Franklin International Small Cap Growth Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/					Acquisition
Shares/Units		Issuer			Dates	Cost			Value
Franklin Emerging Markets Debt Opportunities Fund
4,030,073		Global Distressed Alpha Fund III LP			10/11/12		$4,205,212		$506,097
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20			6/19/07 - 10/14/08		723,263		65,372
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20			1/25/11 - 6/06/11		2,023,663		276,871
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20			6/17/11		388,830		49,899
		Total Restricted Securities (Value is 0.14% of Net Assets)					$7,340,968		$898,239

Franklin International Small Cap Growth Fund
167,274,360		[a]McBride PLC, pfd., B (Value is 0.02% of Net Assets)			4/28/14		$399,024		$267,614

[a]The Fund also invests in unrestricted securities of the issuer, valued at $6,487,609 as of October 31, 2014.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns
5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin International
Small Cap Growth Fund for the three months ended October 31, 2014, were as shown below.

		Number of Shares			Number of Shares	Value at
		Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized
Name of Issuer		of Period	Additions	Reductions	of Period	Period	Income		Gain (Loss)
Non-Controlled Affiliates
Aderans Co. Ltd.		3,418,500	-	-	3,418,500	$40,728,762		$-	$-
Carpetright PLC		3,387,259	2,377,666	-	5,764,925	28,637,462		-	-
Green REIT PLC		42,701,981	-	-	42,701,981	67,443,932		-	-
Headlam Group PLC		4,082,047	524,641	-	4,606,688	28,890,438		-	-
Irish Residential Properties REIT PLC		11,125,000	-	-	11,125,000	14,991,076		-	-
Irish Residential Properties REIT PLC, 144A		20,000,000	-	-	20,000,000	26,950,248		-	-
Lar Espana Real Estate Socimi SA		878,741	1,625,259	-	2,504,000	28,876,627		-	-
Optimal Payments PLC		11,168,906	-	(3,334,681)	7,834,225	- [a]		-	24,006,413
Total Affiliated Securities (Value is 13.89% of Net Assets)						$236,518,545		$-	$24,006,413

[a]As of October 31, 2014, no longer an affiliate.

8. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At October 31, 2014, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At October 31, 2014, the net assets of the FT Subsidiary were $20,942,629, representing 3.22% of the fund's consolidated net assets. The fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at October 31, 2014, due to market events, certain funds employed fair value procedures to value a portion of their holdings, resulting in a temporary transfer of these financial instruments from Level 1 to Level 2 within the fair value hierarchy. The value of such transfers were as follows:

Transfer from Level 1 to
Level 2
Franklin Global Listed Infrastructure Fund	$958,907
Franklin Global Real Estate Fund	$21,714,905
Franklin International Grow th Fund	$13,334,811
Franklin International Small Cap Grow th Fund	$104,600,906

A summary of inputs used as of October 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Em erging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$-	$7,762,500	$9,504,000		$17,266,500
Quasi-Sovereign and Corporate Bonds	-	159,820,419	8,539,992		168,360,411
Loan Participations and Assignments	-	60,014,408	33,647,853		93,662,261
Credit-Linked Notes	-	314,362	-		314,362
Foreign Government and Agency Securities	-	293,980,763	-		293,980,763
Common Stocks	-	-	-	a	-
Private Limited Partnership Fund	-	-	506,097		506,097
Short Term Investments	47,485,593	19,059,014	-		66,544,607
Total Investments in Securities	$47,485,593	$540,951,466	$52,197,942		$640,635,001

Other Financial Instruments
Forw ard Exchange Contracts	$-	$2,453,568	$-		$2,453,568

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$74,539	$-		$74,539
Private Limited Partnership Fund - Unfunded Commitment	-	-	345,211		345,211
Total Other Financial Instruments	$-	$74,539	$345,211		$419,750

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Airport Services	$2,517,775	$631,785	$-		$3,149,560
Marine Ports & Services	1,312,374	327,122	-		1,639,496
All Other Equity Investments[c]	22,449,833	-	-		22,449,833
Total Investments in Securities	$26,279,982	$958,907	$-		$27,238,889

Franklin Global Real Estate Fund
Assets:
Investments in Securities
Equity Investments:[b]
Diversified Real Estate Activities	$6,367,053	$14,608,735	$-		$20,975,788
Diversified REITs	19,069,956	3,346,807	-		22,416,763
Hotel & Resort REITs	6,284,725	412,792	-		6,697,517
Industrial REITs	8,509,054	1,753,507	-		10,262,561
Office REITs	18,047,274	1,248,935	-		19,296,209
Residential REITs	15,269,359	344,129	-		15,613,488
All Other Equity Investments[c]	71,884,973	-	-		71,884,973
Short Term Investments	-	2,000,000	-		2,000,000
Total Investments in Securities	$145,432,394	$23,714,905	$-		$169,147,299

Franklin International Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Electronic Equipment, Instruments & Components	$-	$5,993,599	$-		$5,993,599
Internet & Catalog Retail	-	7,341,212	-		7,341,212
All Other Equity Investments[c]	261,430,802	-	-	a	261,430,802
Short Term Investments	6,788,213	-	-		6,788,213
Total Investments in Securities	$268,219,015	$13,334,811	$-		$281,553,826

Franklin International Sm all Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Household Products	$6,487,609	$267,614	$	- $	6,755,223
Leisure Products	36,300,806	26,220,069		-	62,520,875
Media	-	37,652,075		-	37,652,075
Personal Products	-	40,728,762		-	40,728,762
All Other Equity Investments[c]	1,497,108,091	-		-	1,497,108,091
Short Term Investments	-	20,000,000		-	20,000,000
Total Investments in Securities	$1,539,896,506	$124,868,520	$	- $	1,664,765,026

Franklin Large Cap Equity Fund
Assets:
Investments in Securities:
Equity Investments[c]	$177,359,132	$-	$	- $	177,359,132
Short Term Investments	20,693,791	-		-	20,693,791
Total Investments in Securities	$198,052,923	$-	$	- $	198,052,923

aIncludes securities determined to have no value at October 31, 2014.
bIncludes common and preferred stocks as w ell as other equity investments.
cFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets and liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for Franklin Emerging Market Debt Opportunities Fund for the three months ended October 31, 2014, is as follows:

										Net Change in
										Unrealized
										Appreciation
										(Depreciation) on
	Balance at			Transfers				Net Unrealized		Assets and
	Beginning of			Into (Out of)		Cost Basis	Net Realized	Appreciation	Balance at End	Liabilities Held at
	Period	Purchases	Sales		Level 3	Adjustments[a] Gain (Loss)		(Depreciation)	of Period	Period End
Assets
Investments in Securities
Warrants	$9,920,000	$-	$	- $	-	$-	$-	$(416,000)	$9,504,000	$(416,000)
Quasi-Sovereign and Corporate Bonds	8,406,320	-		-	-	-	-	133,672	8,539,992	133,672
Loan Participations and Assignments	29,693,263	4,816,383		-	-	84,171	-	(945,964)	33,647,853	(945,964)
Private Limited Partnership Fund	110,995	330,240		-	-	-	-	64,862	506,097	64,862
Total Investments in Securities	$48,130,578	$5,146,623	$	- $	-	$84,171	$-	$(1,163,430)	$52,197,942	$(1,163,430)

Liabilities
Other Financial Instruments
Private Limited Partnership Fund -
Unfunded Commitment	$-	$-	$	- $	-	$-	$-	$345,211	$345,211	$345,211

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2014, are as follows:

	Fair Value at
	End of	Valuation			Impact to Fair Value if
Description	Period	Technique	Unobservable Inputs	Amount/Range	Input Increases[a]
Assets:
Investments in Securities:
		Probability Weighted
		discounted Cash
Quasi-Sovereign and Corporate Bonds	$8,539,992	Flow Model	Free Cash Flow [b]	$0.0 - $13.1 (mil)	Increase[c]
			Discount for lack of
		Market Comparables	marketability	20%	Decrease[d]
			Weighted average of
Loan Participations and Assignments	5,640,352	Consensus Pricing	offered quotes	$65.50 - $73.41	Increase[d]
All Other Investments[e]	38,017,598 [f]
Total Investments in Securities	$52,197,942

Liabilities:
Other Financial Investments
Private Limited Partnership Fund -
Unfunded Commitment[e]	$345,211

aRepresents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes probability assumptions for various outcomes from ongoing legal proceedings.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.
fIncludes securities determined to have no value at October 31, 2014.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 26, 2014

By  /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 26, 2014